BETTER 10K - REVENUE AND SALES-TYPE LEASES	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
REVENUE AND SALES-TYPE LEASES	3. REVENUE AND SALES-TYPE LEASESRevenue— The Company disaggregates revenue based on the following revenue streams:Mortgage platform revenue, net consisted of the following:Six Months Ended June 30,(Amounts in thousands)20232022Net gain (loss) on sale of loans$29,569 $(48,980)Integrated partnership revenue (loss)6,730 (10,791)Changes in fair value of IRLCs and forward sale commitments4,421 155,270 Total mortgage platform revenue, net$40,720 $95,499 Cash offer program revenue consisted of the following:Six Months Ended June 30,(Amounts in thousands)20232022Revenue related to ASC 606$— $10,584 Revenue related to ASC 842304 205,773 Total cash offer program revenue$304 $216,357 Other platform revenue consisted of the following:Six Months Ended June 30,(Amounts in thousands)20232022Real estate services$5,563 $16,753 Title insurance31 6,755 Settlement services13 4,060 Other homeownership offerings2,415 2,367 Total other platform revenue$8,022 $29,935 Sales-type Leases—The following table presents the revenue and expenses recognized at the commencement date of sales-type leases for the periods indicated:Six Months Ended June 30,(Amounts in thousands)20232022Cash offer program revenue$304 $205,773 Cash offer program expenses$278 $207,027 3. REVENUE AND SALES-TYPE LEASESRevenue— The Company disaggregates revenue based on the following revenue streams:Mortgage platform revenue, net consisted of the following:Year Ended December 31,(Amounts in thousands)20222021Net (loss) gain on sale of loans$(63,372)$937,611 Integrated partnership (loss) revenue(9,166)84,135 Changes in fair value of IRLCs and forward sale commitments178,196 66,477 Total mortgage platform revenue, net$105,658 $1,088,223 Cash offer program revenue consisted of the following:Year Ended December 31,(Amounts in thousands)20222021Revenue related to ASC 606$12,313 $8,725 Revenue related to ASC 842216,408 30,636 Total cash offer program revenue$228,721 $39,361 Other platform revenue consisted of the following:Year Ended December 31,(Amounts in thousands)20222021Title insurance$7,010 $39,602 Settlement services4,222 31,582 Real estate services23,053 20,602 Other homeownership offerings4,657 2,601 Total other platform revenue$38,942 $94,388 Sales-type Leases—The following table presents the revenue and expenses recognized at the commencement date of sales-type leases for the periods indicated:Year Ended December 31,(Amounts in thousands)20222021Cash offer program revenue$216,408 $30,636 Cash offer program expenses$217,609 $30,780